RELATED-PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS
17.	RELATED-PARTY TRANSACTIONS
As of June 30, 2023 and December 31, 2022, $10,415,154 and $263,785, respectively, were due to members and affiliates primarily for reimbursable transaction costs as well as distributions to owners of $717,429 as a part of the Business Combination as of June 30, 2023. As of June 30, 2023 and December 31, 2022, $10,473,748 and $2,904,646 was due from affiliates, respectively. The amount to be received as of June 30, 2023 is due from the Sponsor as part of the Sponsor PIK Note. Additionally, the SPV purchase and sale note for $25,000,000 as of June 30, 2023 was also recorded as a related party transaction given the transfer of cash and policies between the Company and the SPV. Refer to footnote 13 for more information.
The Company has a related-party relationship with Nova Trading (US), LLC (“Nova Trading”), a Delaware limited liability company and Nova Holding (US) LP, a Delaware limited partnership (“Nova Holding” and collectively with Nova Trading, the “Nova Funds”). The Company also earns service revenue related to policy and administrative services on behalf of Nova Funds. The servicing fee is equal to 50 basis points (0.50%) times the monthly invested amount in policies held by Nova Funds divided by 12. The Company earned $197,629 and $205,224, respectively, in service revenue related to Nova Funds for the three months ended June 30, 2023 and 2022 and earned $411,076 and $406,129, respectively, in service revenue related to Nova Funds for the six months ended June 30, 2023 and 2022.
Prior to the Merger, LMA used Abacus to originate life settlement policies that it accounts for under the investment method. For the three and six months ended June 30, 2023, the Company incurred $837,975 and $1,627,975, respectively in origination costs for life settlement policies that were originated by Abacus. These costs are capitalized on the condensed consolidated balance sheets as life settlement policies, at cost.
As of June 30, 2023, and December 31, 2022, there were $72,600 and $196,289, respectively owed from the Nova Funds, which are included as related-party receivables in the accompanying condensed consolidated balance sheets.